Financial instruments and risk management (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2022 CHF (SFr) Institution	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Financial assets and liabilities [Abstract]
Financial assets	SFr 126,147	SFr 201,921
Financial liabilities	13,147	21,649
Financial risks [Abstract]
Foreign exchange gains (losses)	393	113	SFr (555)
Long-term lease liabilities
Financial assets and liabilities [Abstract]
Financial liabilities	2,253	2,340
Trade and other payables
Financial assets and liabilities [Abstract]
Financial liabilities	929	2,003
Accrued expenses
Financial assets and liabilities [Abstract]
Financial liabilities	9,417	16,736
Short-term lease liabilities
Financial assets and liabilities [Abstract]
Financial liabilities	548	570
Right-of-use assets
Financial assets and liabilities [Abstract]
Financial assets	2,808	2,914
Long-term financial assets
Financial assets and liabilities [Abstract]
Financial assets	361	363
Other current receivables [Member]
Financial assets and liabilities [Abstract]
Financial assets	392	428
Short-term financial assets
Financial assets and liabilities [Abstract]
Financial assets	91,000	116,000
Cash and cash equivalents
Financial assets and liabilities [Abstract]
Financial assets	31,586	82,216
Foreign Currency Exchange Risk [Member]
Financial risks [Abstract]
Foreign exchange gains (losses)	SFr 500	(100)	SFr (700)
Percentage of reasonably possible strengthening or weakening of reporting currency against other relevant currencies	10.00%
Increase (decrease) in profit (loss) resulting from reasonably possible strengthening or weakening of reporting currency against other relevant currencies	SFr 700	SFr 1,700
Credit Risk [Member]
Financial risks [Abstract]
Number of financial institutions holding cash and cash equivalents and short-term financial assets | Institution	5
Liquidity Risk [Member]
Financial risks [Abstract]
Cash position rolling forecast period	18 months
Liquidity Risk [Member] | Trade and other payables
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 900
Liquidity Risk [Member] | Accrued expenses
Financial assets and liabilities [Abstract]
Financial liabilities	9,400
Interest Rate [member]
Financial risks [Abstract]
Cash and cash equivalents subject to negative interest rates	SFr 0
Percentage of reasonably possible increase or decrease in interest rates	10.00%
Interest Rate [member] | Top of Range [Member]
Financial risks [Abstract]
Increase (decrease) in profit (loss) resulting from reasonably possible increase or decrease in interest rates	SFr 200